REVENUES - Narrative (Details) Rp in Billions	12 Months Ended
Dec. 31, 2023 IDR (Rp)
Minimum
Revenues
Lease term	1 year
Maximum
Revenues
Lease term	32 years
No later than a year
Revenues
Unsatisfied performance obligations	Rp 9,421
More than one year
Revenues
Unsatisfied performance obligations	Rp 5,441